Pensions and Other Post-employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Actuarial Assumptions

Pension and other post-employment benefit obligations were updated based on the discount rates applicable at December 31, 2018. The principal actuarial assumptions used at December 31, 2018 and 2017 were as follows:

	At December 31, 2018			At December 31, 2017
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.80%	1.50%	—	0.65%
US	—	—	—	—	—	—
Hourly pension	2.20%	—	4.40%-4.45%	2.20%	—	3.70%-3.75%
Salaried pension	3.80%	—	4.45%	3.80%	—	3.80%
OPEB(A)	3.80%	—	4.40%-4.55%	3.80%	—	3.70%-3.85%
Other benefits	3.80%	—	4.25%-4.40%	3.80%	—	3.60%-3.70%
France	1.50%-2.50%	2.00%	—	1.50%-1.75%	2.00%	—
Retirements	—	—	1.65%	—	—	1.50%
Other benefits	—	—	1.35%	—	—	1.20%
Germany	2.75%	1.70%	1.70%	2.75%	1.70%	1.60%

(A)	The other main financial assumptions used for the OPEB (healthcare plans, which are predominantly in the US) were:

•

Medical trend rate: pre 65: 6.70% starting in 2019 decreasing gradually to 4.50% until 2026 and stable onwards and post 65: 5.80% starting in 2019 decreasing gradually to 4.50% until 2026 and stable onwards, and

•	Claims costs are based on individual company experience.

Summary of Amounts Recognized in the Consolidated Statement of Financial Position

Amounts recognized in the Consolidated Statement of Financial Position

(in millions of Euros)	At December 31, 2018			At December 31, 2017
	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	674	—	674	691	—	691
Fair value of plan assets	(380)	—	(380)	(387)	—	(387)

Deficit of funded plans	294	—	294	304	—	304
Present value of unfunded obligation	115	201	316	110	250	360

Net liability arising from defined benefit obligation	409	201	610	414	250	664

Details of Movement in Net Defined Benefit Obligations

Movement in net defined benefit obligations

	At December 31, 2018
(in millions of Euros)	Defined benefit obligations			Plan Assets	Net defined benefit liability
	Pension benefits	Other benefits	Total
At January 1, 2018	801	250	1,051	(387)	664

Included in the Consolidated Income Statement
Current service cost	18	6	24	—	24
Interest cost / (income)	16	8	24	(9)	15
Past service cost	—	(36)	(36)	—	(36)
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	2	2

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	26	26
—changes in financial assumptions	(30)	(15)	(45)	—	(45)
—changes in demographic assumptions	(5)	(1)	(6)	—	(6)
—experience losses	(1)	(2)	(3)	—	(3)
Effects of changes in foreign exchange rates	22	9	31	(16)	15

Included in the Consolidated Statement of Cash Flows					—
Benefits paid	(35)	(19)	(54)	31	(23)
Contributions by the Group	—	—	—	(23)	(23)
Contributions by the plan participants	3	1	4	(4)	—

At December 31, 2018	789	201	990	(380)	610

	At December 31, 2017
(in millions of Euros)	Defined benefit obligations			Plan Assets	Net defined benefit liability
	Pension benefits	Other benefits	Total
At January 1, 2017	853	273	1,126	(391)	735

Included the Consolidated Income Statement
Current service cost	18	6	24	—	24
Interest cost / (income)	18	9	27	(10)	17
Past service cost	(16)	(4)	(20)	—	(20)
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	3	3

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(36)	(36)
—changes in financial assumptions	23	14	37	—	37
—changes in demographic assumptions	—	(1)	(1)	—	(1)
—experience losses	—	—	—	—	—
Effects of changes in foreign exchange rates	(61)	(29)	(90)	42	(48)

Included in the Consolidated Statement of Cash Flows
Benefits paid	(38)	(18)	(56)	33	(23)
Contributions by the Group	—	—	—	(24)	(24)
Contributions by the plan participants	4	—	4	(4)	—

At December 31, 2017	801	250	1,051	(387)	664

Details of Net Defined Benefit Obligations by Country

Net defined benefit obligations by country

	At December 31, 2018			At December 31, 2017
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	151	(3)	148	148	(3)	145
Germany	136	(1)	135	142	(1)	141
Switzerland	251	(178)	73	251	(177)	74
United States	451	(198)	253	509	(206)	303
Other countries	1	—	1	1	—	1

Total	990	(380)	610	1,051	(387)	664

Details of Plan Asset Categories

Plan asset categories

	At December 31, 2018			At December 31, 2017
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash & cash equivalents	6	—	6	3	—	3
Equities	95	40	135	109	51	160
Bonds	71	110	181	68	106	174
Property	10	33	43	8	29	37
Other	5	10	15	5	8	13

Total fair value of plan assets	187	193	380	193	194	387

Summary of Benefit Payments Expected Paid Either by Pension Funds or Directly to Beneficiaries

Benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries over the next years are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2019	53
2020	49
2021	52
2022	54
2023	56
2024 to 2028	290

Actuarial assumption of discount rates [member]
Statement [LineItems]
Summary of Actuarial Assumptions

At December 31, 2018, impacts of the change on the defined benefit obligation of a 0.50% increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	0.50% increase in discount rates	0.50% decrease in discount rates
France	(9)	10
Germany	(8)	9
Switzerland	(19)	22
United States	(26)	28

Total sensitivity on Defined Benefit Obligations	(62)	69